Debt - Schedule of Short-Term Loans (Details) (Parenthetical)		Feb. 27, 2020 USD ($)	Jan. 22, 2020 USD ($)	Dec. 16, 2019 USD ($)	Oct. 14, 2019 USD ($)	Aug. 08, 2019 USD ($)	Aug. 07, 2019 USD ($)	Jul. 01, 2019 USD ($)	Jan. 30, 2019 USD ($)	Dec. 12, 2018 USD ($)	Nov. 23, 2018 USD ($)	Jun. 27, 2018 USD ($)	Nov. 23, 2017 USD ($)	Mar. 31, 2020 USD ($)		Feb. 27, 2020 CNY (¥)	Jan. 22, 2020 CNY (¥)	Dec. 16, 2019 CNY (¥)	Oct. 14, 2019 CNY (¥)	Sep. 30, 2019 USD ($)		Aug. 08, 2019 CNY (¥)	Aug. 07, 2019 CNY (¥)	Jul. 01, 2019 CNY (¥)	Jan. 30, 2019 CNY (¥)	Dec. 12, 2018 CNY (¥)	Nov. 23, 2018 CNY (¥)	Sep. 30, 2018 USD ($)		Jun. 27, 2018 CNY (¥)	Nov. 23, 2017 CNY (¥)
Short-term bank loans														$ 1,463,439						$ 2,052,309								$ 2,639,872
Ningxia Bank [Member]
Short-term bank loans															[1]					420,268	[1]								[2]
Xi'an Bank [Member]
Short-term bank loans															[3]					560,358	[3]							582,403	[4]
Beijing Bank [Member]
Short-term bank loans														550,103	[5]					686,438	[5]							436,802	[6]
Agricultural Bank of China [Member]
Short-term bank loans	[7]													111,691
Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans														705,260	[8]					280,178	[8]								[9]
WeBank Co., Ltd. [Member]
Short-term bank loans	[10]																			105,067
Xi 'an Xinchang Small Loan Co. Ltd. [Member]
Short-term bank loans	[11]													$ 82,280
Loan Agreement [Member] | Ningxia Bank [Member]
Short-term bank loans								$ 300,000	$ 400,000
Debt maturity date								Dec. 27, 2019	Jan. 29, 2020
Debt maturity date, description								As working capital for six months, with maturity date on December 27, 2019.	As working capital for one year, with maturity date on January 29, 2020.
Interest rate								17.00%	7.40%															17.00%	7.40%
Loan Agreement [Member] | Xi'an Bank [Member]
Short-term bank loans											$ 600,000		$ 600,000
Debt maturity date											Oct. 22, 2019		Oct. 22, 2018
Debt maturity date, description											As working capital for one year, with maturity date on October 22, 2019.		As working capital for one year, with maturity date on October 22, 2018.
Interest rate											5.655%		5.655%														5.655%				5.655%
Loan Agreement [Member] | Beijing Bank [Member]
Short-term bank loans						$ 128,351	$ 600,000					$ 400,000
Debt maturity date						Aug. 04, 2020	Aug. 26, 2020					Jun. 27, 2019
Debt maturity date, description						As working capital for one year, with maturity date on August 4, 2020.	For one year, with maturity date on August 26, 2020.					As working capital for one year, with maturity date on June 27, 2019.
Interest rate						4.51%	5.22%					5.655%										4.51%	5.22%							5.655%
Loan Agreement [Member] | Agricultural Bank of China [Member]
Short-term bank loans		$ 111,691
Debt maturity date, description		As working capital for two months.
Interest rate		4.35%														4.35%
Loan Agreement [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans			$ 400,000	$ 300,000				$ 300,000
Debt maturity date			May 21, 2019	Jul. 15, 2020				Dec. 27, 2019
Debt maturity date, description			As working capital for four months, with maturity date on May 21, 2019.	As working capital for six months, with maturity date on July 15, 2020.				As working capital for six months, with maturity date on December 27, 2019.
Interest rate			24.00%	17.00%				17.00%									24.00%	17.00%						17.00%
Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Short-term bank loans										$ 100,000
Debt maturity date										Dec. 12, 2019
Debt maturity date, description										As working capital for one year, with maturity date on December 12, 2019.
Interest rate										0.05%																0.05%
Loan Agreement [Member] | Xi 'an Xinchang Small Loan Co. Ltd. [Member]
Short-term bank loans					$ 82,280
Debt maturity date					Oct. 14, 2020
Debt maturity date, description					As working capital for one year, with maturity date on October 14, 2020.
Interest rate					0.05%														0.05%
RMB [Member] | Loan Agreement [Member] | Ningxia Bank [Member]
Short-term bank loans | ¥																								¥ 2,000,000	¥ 3,000,000
RMB [Member] | Loan Agreement [Member] | Xi'an Bank [Member]
Short-term bank loans | ¥																											¥ 4,000,000				¥ 4,000,000
RMB [Member] | Loan Agreement [Member] | Beijing Bank [Member]
Short-term bank loans | ¥																						¥ 900,000	¥ 4,000,000							¥ 3,000,000
RMB [Member] | Loan Agreement [Member] | Agricultural Bank of China [Member]
Short-term bank loans | ¥																¥ 791,840
RMB [Member] | Loan Agreement [Member] | Xi'an Guosen Micro-Credit Co., Ltd [Member]
Short-term bank loans | ¥																	¥ 3,000,000	¥ 2,000,000						¥ 2,000,000
RMB [Member] | Loan Agreement [Member] | WeBank Co., Ltd. [Member]
Short-term bank loans | ¥																										¥ 750,000
RMB [Member] | Loan Agreement [Member] | Xi 'an Xinchang Small Loan Co. Ltd. [Member]
Short-term bank loans | ¥																			¥ 583,335

[1]	On January 30, 2019, the Company's VIE , Xi'an App-Chem ,entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity
[2]	On January 30, 2019, the Company's VIE , Xi'an App-Chem , entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity
[3]	On November 23, 2018, the Company's VIE, Xi'an App-Chem entered into a loan agreement with Xi'an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Xi'an Bank as collateral to safeguard these loans. The loan was repaid in full upon maturity.
[4]	On November 23, 2017, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Tumen Branch of Xi'an Bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2018. The loan bears an interest rate of 5.655% per annum. The loan was repaid in full upon maturity.On November 23, 2018, Xi'an App-Chem entered into another agreement with Xi'an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. The loan was repaid in full upon maturity.For the loans borrowed from Xi'an bank in 2017 and 2018, a third-party guarantee company provided guarantee to these loans. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi'an App-chem with Xi'an Bank as collateral to safeguard these loans.
[5]	On August 7, 2019, the Company's VIE, Xi'an App-Chem, entered into another loan agreement with Beijing Bank to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.On August 8, 2019, the Company's VIE, Xi'an Shanfang entered into another loan agreement with Beijing Bank to borrow RMB900,000 (equivalent to US$128,351) as working capital for one year, with maturity date on August 4, 2020 and interest rate of 4.51% per annum. The Company's controlling shareholder, Mr. Yongwei Hu used his personal bank savings to provide credit guarantee to safeguard this loan. The loan was subsequently fully repaid upon maturity.
[6]	On June 27, 2018, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on June 27, 2019 and interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company's controlling shareholder, Mr. Yongwei Hu, pledged his personal residence property as collateral to safeguard this loan. The loan was fully repaid upon maturity.On August 7, 2019, the Company's VIE, Xi'an App-Chem, entered into another loan agreement with Beijing Bank to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.On August 8, 2019, the Company's VIE, Xi'an App-Chem entered into another loan agreement with Beijing Bank to borrow RMB900,000 (equivalent to US$126,080) as working capital for one year, with maturity date on August 4, 2020 and interest rate of 4.51% per annum. The Company'scontrolling shareholder, Mr. Yongwei Hu used his personal bank savings to provide credit guarantee to safeguard this loan. The loan was fully repaid upon maturity.
[7]	On February 27, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Agriculture Bank of China, to borrow RMB791,840 (equivalent to US$111,691) as working capital for two months with interest rate of 4.35% per annum. This loan was fully paid on April 30, 2020.
[8]	On July 1, 2019, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on December 27, 2019 and interest rate of 17% per annum. The loan was fully repaid upon maturity.On December 16, 2019, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on July 15, 2020 with interest rate of 17% per annum. The loan was subsequently fully repaid upon maturity.On January 22, 2020, the Company's VIE, Xi'an App-Chem, entered into another loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB3.0 million (equivalent to US$0.4 million) as working capital for four months, with maturity date on May 21, 2019 and interest rate of 24% per annum. The loan was subsequently fully repaid upon maturity.
[9]	On July 1, 2019, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on December 27, 2019 and interest rate of 17% per annum. The loan was fully repaid upon maturity.
[10]	On December 12, 2018, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB750,000 (equivalent to US$0.1 million) as working capital for one year, with maturity date on December 12, 2019 and a daily interest rate of 0.05%. The loan was fully repaid upon maturity.
[11]	On October 14, 2019, the Company's VIE, Xi'an App-Chem, entered into a loan agreement Xi'an Xinchang Small Loan Co. LTD, to borrow RMB583,335 (equivalent to US$82,280) as working capital for one year, with maturity date on October 14, 2020 and a daily interest rate of 0.05%. The loan was subsequently repaid upon maturity.